Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Oct. 31, 2021
Variable Interest Entities And Other Consolidation Matters [Abstract]
Schedule of condensed balance sheet
	October 31, 2021	October 31, 2020
Current assets
Cash and cash equivalents	433,430	764,492
Short-term investment	1,180,772	-
Accounts receivables	6,566	14,875
Accounts receivables – related parties	529,407	1,518,264
Due from related parties	372,759	173,643
Inventories	266,106	154,586
Advances to suppliers	1,594,278	569,023
Loans receivable from related parties, net - current portion,	9,673,893	2,999,261
Other receivables and other current assets	1,228,738	280,789
	15,285,949	6,474,933
Non-current assets
Property, plant and equipment, intangible assets	391,161	118,313
Operating lease right of use asset	846,200	-
Loans receivable from related parties, non-current portion	4,136,657	5,308,919
Other non-current assets	558,702	2,349
	5,932,720	5,429,581

Total assets of VIE	21,218,669	11,904,514

Current Liabilities
Accruals and other payables	595,364	82,182
Accounts payable – related party	44,366	102,411
Accounts payable	15,695	872
Taxes payable	2,923,130	2,772,447
Operating lease liabilities - current	163,148	-
Amounts due to parent and non-VIE subsidiaries of the Company	6,670,432	3,423,542
Contract liability	114,916	116,977
Contract liability – related party	164,804	614,449
	10,691,855	7,112,880
Non-current liabilities
Operating lease liabilities – non-current	537,432	-
Deferred income	1,263,840	-
	1,801,272	-

Total liabilities of VIE	12,493,127	7,112,880

Schedule of condensed cash flow statement
	For the years ended
	October 31, 2021	October 31, 2020	October 31, 2019
Revenues	9,536,987	8,210,595	7,978,099
Net income	-	-	-
Net cash (used in) generated by operating activities	(1,160,565)	515,297	(1,082,855)
Net cash (used in) generated by investing activities	(1,485,306)	(26,288)	(10,197)
Net cash provided by financing activities	38,916	(164,056)	386,137